Collaborative Agreements (Details)										1 Months Ended								9 Months Ended	12 Months Ended
	Jun. 10, 2022 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 25, 2017 USD ($)	Aug. 15, 2017 USD ($)	Aug. 15, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 TWD ($)	Jul. 27, 2016 USD ($)	Dec. 24, 2018	Sep. 30, 2018 USD ($)	Sep. 25, 2017 USD ($)	May 26, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 TWD ($)	Jul. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)	Feb. 23, 2023 shares	Jul. 01, 2022	Aug. 05, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares
Collaborative Agreements (Details) [Line Items]
Milestone payments royalty percentage																		12.00%	12.00%
Collaborative agreements, description																		In addition to the total of NT$50 million, approximately equivalent to $1.64 million, BioLite Taiwan is entitled to receive 50% of the future net licensing income or net sales profit.
Co-Dev agreement, description										On December 24, 2018, the Company received the remaining balance of $2,550,000 in the form of newly issued shares of Rgene’s Common Stock, at the price of NT$50 (approximately equivalent to $1.60 per share), for an aggregate number of 1,530,000 shares, which accounted for equity method long-term investment as of December 31, 2018. During the year ended December 31, 2018, the Company has recognized investment loss of $549.								the Company received the remaining balance of $2,550,000 in the form of newly issued shares of Rgene’s Common Stock, at the price of NT$50 (approximately equivalent to $1.64 per share), for an aggregate number of 1,530,000 shares, which accounted for equity method long-term investment as of December 31, 2018. During the year ended December 31, 2018, the Company has recognized investment loss of $549.
Eligible to receive payments	$ 3,000,000
Milestone regulatory payment amount period	3 years
Loan amount																		$ 1,000,000
Percentage of working capital convertible loan																		5.00%
Conversion of shares, description																		The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note.
Shares issued (in Shares) | shares																					5,291,667
Rgene Corporation [Member]
Collaborative Agreements (Details) [Line Items]
Ownership percentage																		28.85%	28.85%			12.80%
BHK Co-Development Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Milestone payment								$ 31,649,000	$ 10,000,000						$ 31,649,000	$ 10,000,000
Description of payment settlement																●Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment		●Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ●Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ●At the completion of first phase II clinical trial: $1 million, or 10% of total payment ●At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ●Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Upfront cash payment																	$ 1,000,000
Percentage of payments under co-development agreement																	10.00%
Total cash amount							$ 1,000,000							$ 1,000,000			$ 10,000,000
Collaborative agreements, description																	In 2015, the Company recognized the cash receipt in a total of NT$50 million, approximately equivalent to $1.6 million, as collaboration revenue when all research, technical, and development data was delivered to BHK.	In 2015, the Company recognized the cash receipt in a total of NT$50 million, approximately equivalent to $1.64 million, as collaboration revenue when all research, technical, and development data was delivered to BHK.	In addition to the total of NT$50 million, approximately equivalent to $1.60 million, BioLite Taiwan is entitled to receive 50% of the future net licensing income or net sales profit.
Co-Dev Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Percentage of payments under co-development agreement													50.00%					50.00%
Compensation amount					$ 3,000,000	$ 3,000,000
Addition cash payment													$ 3,000,000					$ 3,000,000
Additional paid-in capital			$ 3,000,000																	$ 3,000,000
Amount received			450,000																	450,000
Co-Dev Agreement [Member] | Rgene Corporation [Member]
Collaborative Agreements (Details) [Line Items]
Ownership percentage																		6.40%
Collaborative Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Percentage of payments under co-development agreement																		50.00%	50.00%
Total cash amount		$ 3,000,000									$ 3,000,000
Compensation amount																		$ 3,000,000	$ 3,000,000
Licensing rights				$ 3,000,000								$ 3,000,000
Research and development expense			3,000,000																	3,000,000
BioFirst Stock Purchase Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Amount received																							$ 2,902,911	$ 3,000,000
Shares issued (in Shares) | shares																							414,702	428,571
Service Agreements [Member] | Rgene Corporation [Member]
Collaborative Agreements (Details) [Line Items]
Ownership percentage																		31.62%
Related Party [Member] | Co-Dev Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Amount received			$ 450,000																	$ 450,000